Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation [Abstract]
Share-based compensation [Text Block]

27Share-based compensation

The purpose of the share-based compensation plans is to align the interests of management with those of shareholders by providing incentives to improve the company’s performance on a long-term basis, thereby increasing shareholder value.

The company has the following plans:

  performance shares: rights to receive common shares in the future based on performance and service conditions;
  restricted shares: rights to receive common shares in the future based on a service condition; and
  options on its common shares, including the 2012 and 2013 Accelerate! grant.

Since 2013 the Board of Management and other members of the Executive Committee are only granted performance shares*). Performance shares as well as restricted shares can be granted to executives, certain selected employees and new employees. Prior to 2013 options were also granted.

Under the terms of employee stock purchase plans established by the company in various countries, employees are eligible to purchase a limited number of Philips shares at discounted prices through payroll withholdings.

Share-based compensation costs were EUR 121 million (2019: EUR 105 million; 2018: EUR 102 million). This includes the employee stock purchase plan of EUR 6 million, which is not a share-based compensation that affects equity. In the Consolidated statements of changes in equity EUR 116 million is recognized in 2020 and represent the costs of the share-based compensation plans. The amount recognized as an expense is adjusted for forfeiture. USD-denominated performance shares, restricted shares and options are granted to employees in the United States only.

Performance shares

The performance is measured over a three-year performance period. The performance shares granted in 2019 and 2018 have two performance conditions, relative Total Shareholders’ Return ('TSR') compared to a peer group of 20 companies including Philips (2019: 20 companies, 2018; 20 companies) and adjusted Earnings Per Share growth ('EPS'). For performance shares granted in 2020 an additional non-financial criterion was added around sustainability. The introduction of the sustainability criterion reflects a further alignment of the remuneration package for the Board of Management with Philips‘ mission, vision and aim to act as a responsible member of society. The criterion is based on three Sustainable Development Goals ('SDG') as defined by the United Nations that are included in Philips’ strategy on sustainability (refer to Environment, Social and Governance).

The performance shares vest three years after the grant date. The number of performance shares that will vest is dependent on achieving the performance conditions provided that the grantee is still employed with the company. For the performance shares with a grant date in 2019 or 2018 the two financial conditions, TSR and EPS, are equally weighted, while for the performance shares with a grant date in 2020 the TSR is weighted 50%, EPS 40% and SDG 10%.

The amount recognized as an expense is adjusted for actual performance of adjusted EPS growth and the actual realization of the SDGs since these are non-market performance conditions. It is not adjusted for non-vesting or extra vesting of performance shares due to a relative TSR performance that differs from the performance anticipated at the grant date, since this is a market-based performance condition.

The fair value of the performance shares is measured based on Monte-Carlo simulation, which takes into account dividend payments between the grant date and the vesting date by including reinvested dividends as well as the market conditions expected to impact relative Total Shareholders’ Return performance in relation to selected peers. The following weighted-average assumptions were used for the 2020 grants:

  Risk-free rate: (0.74)%
  Expected share price volatility: 25%

The assumptions were used for these calculations only and do not necessarily represent an indication of Management’s expectation of future developments for other purposes. The company has based its volatility assumptions on historical experience measured over a ten-year period.

A summary of the status of the company’s performance share plans as of December 31, 2020 and changes during the year are presented below:

Philips Group

Performance shares

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2020	3,460,802	39.32
Granted	1,201,093	44.30
Notional dividends1)	70,865	41.27
Vested/Issued	1,525,520	38.20
Forfeited	223,040	40.13
Adjusted quantity2)	561,111	38.30
Outstanding at December 31, 2020	3,545,312	41.31

USD-denominated
Outstanding at January 1, 2020	2,213,962	45.06
Granted	892,939	48.26
Notional dividends1)	48,548	46.99
Vested/Issued	929,676	41.68
Forfeited	159,526	46.52
Adjusted quantity2)	346,520	42.34
Outstanding at December 31, 2020	2,412,767	47.10
1)Dividend declared in 2020 on outstanding shares.2)Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual and expected EPS.

At December 31, 2020, a total of EUR 116 million of unrecognized compensation costs relate to non-vested performance shares (at December 31, 2019 EUR 106 million; at December 31, 2018 EUR 111 million). These costs are expected to be recognized over a weighted-average period of 1.84 years.

Restricted shares

The fair value of restricted shares is equal to the share price at grant date. The Company issues restricted shares that, in general, have a 3 year cliff-vesting period provided that the grantee is still employed with the company.

A summary of the status of the Company’s restricted shares as of December 31, 2020 and changes during the year are presented below:

Philips Group

Restricted shares

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2020	1,866,864	34.63
Granted	681,614	38.06
Notional dividends1)	36,632	36.71
Vested/Issued	654,018	31.25
Forfeited	117,707	35.19
Outstanding at December 31, 2020	1,813,385	36.20

USD-denominated
Outstanding at January 1, 2020	1,731,978	38.22
Granted	620,540	41.60
Notional dividends1)	33,916	42.50
Vested/Issued	609,915	34.55
Forfeited	126,672	40.09
Outstanding at December 31, 2020	1,649,847	41.14
1)Dividend declared in 2020 on outstanding shares.

At December 31, 2020, a total of EUR 62 million of unrecognized compensation costs relate to non-vested restricted shares (at December 31, 2019 EUR 59 million; at December 31, 2018 EUR 59 million). These costs are expected to be recognized over a weighted-average period of 1.84 years.

Option plans

The Company granted options that expire after ten years. These options vest after three years, provided that the grantee is still employed with the company. All outstanding options have vested as of December 31, 2020.

The following tables summarize information about the Company’s options as of December 31, 2020 and changes during the year:

Philips Group

Options on EUR-denominated listed share

	options	weighted average exercise price
Outstanding at January 1, 2020	934,707	19.14
Exercised	408,727	21.20
Expired	34,066	23.94
Outstanding at December 31, 2020	491,914	17.10

Exercisable at December 31, 2020	491,914	17.10

The exercise prices range from EUR 14.82 to EUR 24.9. The weighted average remaining contractual term for options outstanding and options exercisable at December 31, 2020, was 0.9 years. The aggregate intrinsic value of the options outstanding and options exercisable at December 31, 2020, was EUR 13 million.

The total intrinsic value of options exercised during 2020 was EUR 9 million (2019: EUR 13 million, 2018: EUR 15 million).

Philips Group

Options on USD-denominated listed share

	options	weighted average exercise price
Outstanding at January 1, 2020	928,975	26.26
Exercised	478,798	27.73
Expired	63,000	30.16
Outstanding at December 31, 2020	387,177	23.72

Exercisable at December 31, 2020	387,177	23.72

The exercise prices range from USD 19.50 to USD 33.51. The weighted average remaining contractual term for options outstanding and options exercisable at December 31, 2020, was 0.9 years. The aggregate intrinsic value of the options outstanding and options exercisable at December 31, 2020, was USD 12 million.

The total intrinsic value of options exercised during 2020 was USD 11 million (2019; USD 11 million, 2018: USD 16 million).

At December 31, 2020 there were no unrecognized compensation costs related to outstanding options. Cash received from exercises under the Company’s option plans amounted to EUR 21 million in 2020 (2019: EUR 28 million, 2018: EUR 57 million), The actual tax deductions realized as a result of USD option exercises totaled approximately EUR 3 million in 2020 (2019: EUR 2 million, 2018: EUR 3 million).

The outstanding options as of December 31, 2020 are categorized in exercise price ranges as follows:

Philips Group

Outstanding options

in millions of EUR unless otherwise stated

	options	intrinsic value in millions	weighted average remaining contractual term
EUR-denominated
10-15	297,269	8.6	1.3
15-20	14,961	0.4	1.2
20-25	179,684	4.1	0.3
Outstanding options	491,914	13.1	0.9

USD-denominated
15-20	221,065	7.7	1.3
20-25	6,300	0.2	1.3
25-30	155,462	3.8	0.3
30-35	4,350	0.1	1.4
Outstanding options	387,177	11.8	0.9

The aggregate intrinsic value in the tables and text above represents the total pre-tax intrinsic value (the difference between the Company’s closing share price on the last trading day of 2020 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders if the options had been exercised on December 31, 2020.

The following table summarizes information about the Company’s Accelerate! options as of December 31, 2020 and changes during the year:

Philips Group

Accelerate! options

	options	weighted average exercise price
EUR-denominated
Outstanding at January 1, 2020	220,200	17.04
Exercised	57,000	15.24
Outstanding at December 31, 2020	163,200	17.66

Exercisable at December 31, 2020	163,200	17.66

USD-denominated
Outstanding at January 1, 2020	75,000	20.02
Exercised	32,200	20.02
Expired	5,000	20.02
Outstanding at December 31, 2020	37,800	20.02

Exercisable at December 31, 2020	37,800	20.02

The exercise prices of the Accelerate! options are EUR 15.24 and EUR 22.43 for EUR-denominated options and is USD 20.02 for USD-denominated options. The weighted average remaining contractual term for EUR-denominated Accelerate! options outstanding and exercisable at December 31, 2020 was 1.4 years. The weighted average remaining contractual term for USD-Accelerate! options outstanding and exercisable at December 31, 2020 was 1.1 years. The aggregate intrinsic value of the EUR-denominated Accelerate! options outstanding and exercisable at December 31, 2020, was EUR 4.3 million. The aggregate intrinsic value of the USD-denominated Accelerate! options outstanding and exercisable at December 31, 2020 was USD 1.3 million.

The total intrinsic value of Accelerate! options exercised during 2020 was EUR 1.6 million for EUR-denominated options (2019: EUR 2 million, 2018: EUR 4 million) and USD 0.9 million for USD-denominated options (2019: USD 1 million, 2018: USD 1 million).

Cash received from exercises for EUR-denominated and USD-denominated Accelerate! options amounted to EUR 1.4 million in 2020 (2019: EUR 2 million, 2018: EUR 4 million). The actual tax deductions realized as a result of Accelerate! USD options exercises totaled approximately EUR 0.1 million in 2020 (2019: EUR 0.2 million, 2018: EUR 0.2 million).

*)Executive Committee members can receive restricted share rights as a sign-on LTI awards upon hiring.